Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Actual return on plan assets	₩ 133,113	₩ 148,786	₩ 20,410